Total revenue and Income (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue And Income [abstract]
Gross revenue from transaction activities and other services	[1]	R$ 3,862,627	R$ 2,638,103	R$ 1,391,381
Gross revenue from sales	[2]	243,728	513,795	655,153
Gross financial income	[3]	2,054,430	1,464,877	858,410
Other financial income	[4]	126,404	278,445	8,576
Total gross revenue and income		6,287,189	4,895,220	2,913,520
Deductions from gross revenue from transactions activities and other services	[5]	(486,559)	(371,000)	(167,120)
Deductions from gross revenue from sales	[6]	(69,502)	(139,183)	(183,229)
Deductions from gross financial income	[7]	(23,919)	(50,345)	(39,786)
Total deductions from gross revenue and income		(579,980)	(560,528)	(390,135)
Total revenue and financial income		R$ 5,707,209	R$ 4,334,692	R$ 2,523,385

[1]	In the year ended December 31, 2019, R$8,815 correspond to membership fee.
[2]	In the year ended December 31, 2019, R$30,031 correspond to reversal of inventory provisions (obsolescence and net realizable value).
[3]	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on accounts receivable due in installments.
[4]	The decrease in the period refers to foreign exchange gain on the currency conversion of the IPO and follow-on offering proceeds for the year ended December 31, 2018 in the amount of R$131,212.
[5]	Deductions consist of sales taxes. Additionally, in the year ended December 31, 2019, R$815 correspond to membership fee taxes.
[6]	Deductions include sales taxes and returns.
[7]	Deductions consist of taxes on financial income.